Summary of Significant Accounting Policies - Jackpot Accounting and Advertising (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Jackpot Accounting
Period of annual installments for jackpot liabilities, low end of range	20 years
Period of annual installments for jackpot liabilities, high end of range	26 years
Historical lump sum payout election rate (as a percent)	90.00%
Advertising
Advertising expense	$ 87.8	$ 126.7	$ 125.6